Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

NOTE 14 - INCOME TAXES

Income tax expense was as follows:

	2011	2010	2009
Current federal	$—	$198	$(201)
Deferred federal	—	—	1,778

Total	$—	$198	$1,577

Effective tax rates differ from the federal statutory rate of 34% applied to loss before income taxes due to the following:

	2011	2010	2009
Federal statutory rate times financial statement loss	$(1,845)	$(2,269)	$(2,827)
Effect of:
Bank owned life insurance income	(44)	(43)	(43)
Increase in deferred tax valuation allowance	1,876	2,276	4,312
Other	13	234	135

	$—	$198	$1,577

Effective tax rate	0.0%	-3.0%	-19.0%

Year-end deferred tax assets and liabilities were due to the following:

	2011	2010
Deferred tax assets:
Allowance for loan losses	$1,775	$2,339
Deferred loan fees	10	42
Post-retirement death benefits	64	61
Deferred compensation	85	88
Nonaccrual interest	80	76
Other real estate owned loss reserves	394	3
Tax mark-to-market adjustments on securities available for sale	131	228
Net operating loss carryforward	6,628	4,503
Other	120	79

	9,287	7,419
Deferred tax liabilities:
FHLB stock dividend	366	366
Mortgage servicing rights	12	19
Prepaid expenses	46	47
Unrealized gain on securities available for sale	131	228
Other	103	99

	658	759

Net deferred tax asset before valuation allowance	8,629	6,660
Deferred tax valuation allowance	(8,629)	(6,660)

Net deferred tax asset	$—	$—

Realization of deferred tax assets associated with the net operating loss carryforwards is dependent upon generating sufficient taxable income prior to their expiration. A valuation allowance to reflect management’s estimate of the temporary deductible differences that may expire prior to their utilization has been recorded at year-end 2011 and 2010, which reduced the carrying amount of the net deferred tax asset to zero in both years.

At year-end 2011, the Company had net operating loss carryforwards of approximately $19,495, which expire at various dates from 2024 to 2031.

Federal income tax laws provided additional bad debt deductions through 1987, totaling $2,250. Accounting standards do not require a deferred tax liability to be recorded on this amount, which otherwise would total $765 at year-end 2011. If CFBank were liquidated or otherwise ceases to be a bank or if tax laws were to change, this amount would be expensed.

At December 31, 2011 and 2010, the Company had no unrecognized tax benefits recorded. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months.

The Company is subject to U.S. federal income tax and is no longer subject to federal examination for years prior to 2008.